Performance Management	Mar. 04, 2025
Polen Floating Rate Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The returns presented below for the Fund reflect the performance of the Institutional Class shares of the Polen Bank Loan Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Institutional Class shares of the Predecessor Fund as the result of a reorganization consummated after the close of business on March 21, 2025, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations.

The Predecessor Fund was managed by the same investment adviser and the same portfolio managers as the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and a substantially similar investment strategy as the Predecessor Fund. While the Fund’s investment strategy is substantially similar to the Predecessor Fund’s investment strategy and the Predecessor Fund theoretically would have invested in a similar portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, difference in strategies, and fees and expenses.

The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Predecessor Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Predecessor Fund’s Institutional Class shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Universal Index) (the “Regulatory Benchmark”) and the Morningstar LSTA U.S. Leveraged Loan Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/floating-rate-income-etf or by calling the Fund toll-free at (888) 426-7515.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.14%	1.64%
(March 31, 2023)	(September 30, 2024)

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.14%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.64%
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns shown are for Institutional Class shares of the Predecessor Fund; after-tax returns for other share classes will vary.
Performance [Table]
Predecessor Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	Since Inception (June 30, 2022)
Return Before Taxes	8.88%	10.14%
Return After Taxes on Distributions	4.47%	5.96%
Return After Taxes on Distributions and Sale of Shares	5.26%	5.95%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[1]	8.95%	10.47%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[1,2]	2.04%	2.29%

1	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan index. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
2	Source: Bloomberg Index Services Limited. BLOOMBERG® and the indices referenced herein (the “Indices”, and each such index, an “Index”) are service marks of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to Polen Capital Credit, LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property, of such Third-Party Provider. Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, shall have any liability or responsibility for injury or damages arising in connection therewith.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares of the Predecessor Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/floating-rate-income-etf
Performance Availability Phone [Text]	(888) 426-7515
Polen High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time.